Principal Variable Contracts Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
May 4, 2026
Via EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Principal Variable Contracts Funds, Inc. (the "Registrant")
File Nos. 002-35570, 811-01944
To whom it may concern:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies the forms of Prospectus and Statement of Additional Information that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Registrant’s most recent Post-Effective Amendment to its Registration Statement on Form N-1A. That Post-Effective Amendment (#134) was filed electronically with the Securities and Exchange Commission on April 27, 2026 (Accession No. 0000012601-26-000240).
Please call me at (515) 247-5419 if you have any questions.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Counsel and Assistant Secretary, Registrant